Significant Accounting Policies	9 Months Ended
Sep. 30, 2021
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Significant Accounting Policies
NOTE 3. SIGNIFICANT ACCOUNTING POLICIES
The accounting policies applied in the preparation of these unaudited condensed consolidated interim financial statements are consistent with those applied in the preparation of PEMEX’s annual consolidated financial statements as of and for the year ended December 31, 2020, except for the adoption of new standards effective as of January 1, 2021. However, these new standards have not had an impact on the unaudited condensed consolidated interim financial statements of PEMEX.
In connection with the Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16), which became effective on January 1, 2021, the amendments address issues that might affect financial reporting as a result of reforms to IBOR interest rate benchmarks, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of IBOR interest rate benchmarks with alternative benchmark rates. The amendments provide practical relief from certain requirements in IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 relating to:

•	changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities; and

•	hedge accounting.
The discontinuation of the publication of these rates was originally scheduled for December 2021. Nevertheless, on November 2020, the ICE Benchmark Administration Limited (known as “ICE”) announced an extension until June 2023 for the publication of the most common LIBOR rates in dollars.
Therefore, PEMEX has identified and is reviewing contracts, expiring after the applicable cessation dates, that could have an impact derived from the change in the aforementioned rates. PEMEX will continue working on any amendments to the contracts which may be required as a result of the transition.
PEMEX has a reduced number of financial instruments (debt instruments and DFIs) referenced to floating rates in U.S. dollars with maturity and interest rate fixation after June 2023.
PEMEX is currently monitoring the evolution of the IBORs transition in the market, to anticipate any negative impact that these changes could have.
Once the alternative reference rates are defined, as well as the new discount curves and any other valuation parameters, PEMEX will be able to estimate the impact that such changes will have on financial instruments’ market value and financial cost.